Significant Accounting Policies (Details 1)	12 Months Ended
Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, amortization method	straight-line method
Customer list, contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, estimated useful life	3 years
Favorable supplier relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, estimated useful life	7 years
Proprietary knowledge [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, estimated useful life	5 years
Minimum [Member] | Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, estimated useful life	3 years
Maximum [Member] | Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, estimated useful life	5 years